FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04085

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Income Fund

Fund Name: Fidelity Total Bond Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

SCOTT C.GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: AUGUST 31

DATE OF REPORTING PERIOD: 06/30/2008

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Income Fund

BY:  /s/ JOHN R. HEBBLE*
JOHN R. HEBBLE, TREASURER
DATE: 08/13/2008 11:11:28 AM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 11, 2008 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity Total Bond Fund
07/01/2007- 06/30/2008

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: STANDARD BANK LONDON HOLDINGS PLC, LONDON MEETING DATE: 02/21/2008
TICKER: -- SECURITY ID: X5599VAA9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	N/A	N/A	N/A
2	APPROVE: (A) SUBJECT TO POINT (E) THE GRANT BY SBPLC OF A WAIVER, EFFECTIVE UNTIL 31 MAR 2008, OF THE OBLIGATION OF THE BORROWER UNDER CLAUSE 14.10 OF THE USD 500,000,000 LOAN FACILITY TO NJSC NAFTOGAZ OF UKRAINE NAFTOGAZ PURSUANT TO A LOAN AGREEMENT DATED 29 SEP 2004 MADE BETWEEN SBPLC AS LENDER AND NAFTOGAZ AS BORROWER THE NAFTOGAZ LOAN AGREEMENT TO DELIVER ITS AUDITED CONSOLIDATED FINANCIAL STATEMENTS FOR THE FYE 2006 AND OF THE FAILURE BY NAFTOGAZ TO DELIVER WRITTEN NOTICE OF SUCH POTENTIAL ...	Management	For	Take No Action
3	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION FOR THIS MEETING. THANK YOU	N/A	N/A	N/A
4	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING DATE FROM 06 FEBTO 21 FEB 2008. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: STANDARD BANK LONDON HOLDINGS PLC, LONDON MEETING DATE: 05/08/2008
TICKER: -- SECURITY ID: X5599VAA9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE: A) SUBJECT TO PARAGRAPH (E) OF THIS EXTRAORDINARY RESOLUTION, THE GRANT BY THE ISSUER OF A WAIVER, EFFECTIVE UNTIL 31 MAY 2008, OF THE OBLIGATION OF THE BORROWER UNDER CLAUSE 11.2(A) OF THE USD 200,000,000 LOAN FACILITY TO NJSC NAFTOGAZ OF UKRAINE NAFTOGAZ PURSUANT TO A LOAN AGREEMENT DATED ON OR AROUND 18 NOV 2005 MADE BETWEEN THE ISSUER AS LENDER AND NAFTOGAZ AS BORROWER THE NAFTOGAZ LOAN AGREEMENT TO DELIVER ITS AUDITED CONSOLIDATED FINANCIAL STATEMENTS FOR THE FYE 2006; B) TO, SUBJE...	Management	For	Take No Action
2	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	N/A	N/A	N/A
3	PLEASE BE ADVISED THAT IT IS NOT POSSIBLE TO VOTE ABSTAIN TO THE RESOLUTIONS OF THIS MEETING. THANK YOU.	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned President and Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Claire Walpole my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 11, 2008.

WITNESS my hand on this 11th day of June 2008.

/s/ John R. Hebble

John R. Hebble

Treasurer